DEBT OBLIGATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Obligations
DEBT OBLIGATIONS

8. DEBT OBLIGATIONS

The following table presents certain information regarding New Residential’s debt obligations at June 30, 2013:

							Collateral
Repurchase Agreements (A)	Month Issued	Outstanding Face	Carrying Value	Final Stated Maturity (D)	Weighted Average Funding Cost	WAL	Outstanding Face	Amortized Cost Basis	Carrying Value	WAL (Years)
Agency ARM RMBS (B)	Various	$1,061,250	$1,061,250	Jul-13	0.39%	0.1	$1,059,950	$1,134,190	$1,129,786	3.2
Non Agency RMBS (C)	Various	413,088	413,088	Jul-13	2.03%	0.1	907,247	590,131	613,078	3.8

		$1,474,338	$1,474,338		0.85%	0.1	$1,967,197	$1,724,321	$1,742,864	3.5

(A)	These repurchase agreements had approximately $0.5 million of associated accrued interest payable at June 30, 2013.
(B)	The counterparties of these repurchase agreements are Goldman Sachs $357.8 million, Barclays $266.1 million, Nomura $210.2 million, Citi $138.4 million, Morgan Stanley $65.8 million and Bank of America $23.0 million.
(C)	The counterparties of these repurchase agreements are Credit Suisse $267.4 million, Barclays $97.9 million, and Royal Bank of Canada $47.7 million.
(D)	All of these repurchase agreements were renewed or refinanced subsequent to June 30, 2013.

All of the agreements described above are subject to customary margin call provisions. See Note 15 regarding the refinancing of repurchase agreements with Credit Suisse.

6. DEBT OBLIGATIONS

The following table presents certain information regarding New Residential’s debt obligations at December 31, 2012:

	December 31, 2012
									Collateral
Debt Obligation/ Collateral	Month Issued	Outstanding Face Amount	Carrying Value	Final Stated Maturity	Contractual Weighted Average Funding Cost	Weighted Average Funding Cost	Weighted Average Maturity (Years)	Face Amount of Floating Rate Debt	Outstanding Face Amount	Amortized Cost Basis	Carrying Value	Weighted Average Maturity (Years)	Floating Rate Face Amount
Repurchase Agreements(A)
Non-Agency RMBS (B)(C)	Various	$150,922	$150,922	Jan 2013	LIBOR+ 2.00%	2.21%	0.1	$150,922	$344,177	$215,034	$228,493	6.9	$344,177

(A)	These repurchase agreements had approximately $55 thousand of associated accrued interest payable at December 31, 2012. $151 million face amount of these repurchase agreements were renewed subsequent to December 31, 2012.
(B)	The counterparty of these repurchase agreements is Credit Suisse.
(C)	Newcastle is the guarantor of these repurchase agreements, which are subject to customary margin call provisions.